Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 22, 2012	Jun. 30, 2011
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	KEG
Entity Registrant Name	KEY ENERGY SERVICES INC
Entity Central Index Key	0000318996
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		151,345,723
Entity Public Float			$ 2,200,000,000